       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Portfolio of Investments as of May 31, 2000

Shares         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  89.2%
Common Stocks  68.1%
-------------------------------------------------------------------------------------
Brazil  14.6%
      21,500   Aracruz Celulose SA (ADR)                            $       360,125
      19,800   Companhia Cerveja Brahma (ADR)                               287,100
   8,600,000   Sider Nacional Cia                                           283,205
       5,800   Vale Rio Doce Cia                                            130,516
      12,300   Votorantim Celulose e Papel SA (ADR)                         195,263
                                                                    ---------------
                                                                          1,256,209
-------------------------------------------------------------------------------------
Chile  5.8%
       8,200   CIA de Telecomunicaciones de Chile SA (ADR)                  161,950
       5,500   Enersis SA (ADR)                                             117,906
       9,700   Sociedad Quimica Y Minera de Chile SA
                (Series B shares) (ADR)                                     220,069
                                                                    ---------------
                                                                            499,925
-------------------------------------------------------------------------------------
Mexico  39.6%
      78,000   Alfa Corp. (Series A shares)                                 212,940
      10,400   Cemex SA (ADR)                                               220,350
       9,500   Coca-Cola Femsa SA (ADR)                                     144,281
     208,000   Controladora Comerical Mexicana SA de CV                     181,621
      98,556   GPO Mexico (Series B shares)                                 335,932
     838,000   Grupo Financiero Bancomer SA de CV                           430,218
      11,600   Grupo Radio Centro SA (ADR)                                  127,600
       5,400   Grupo Televisa SA (GDR)(a)                                   300,712
     161,900   Industrias Penoles SA                                        358,529
     109,800   Kimberly-Clark de Mexico SA de CV                            340,761
       5,000   Telefonos de Mexico SA (Class L Shares) (ADR)                243,437
      31,100   Tubos de Acero de Mexico SA                                  412,246
       7,000   Tubos de Acero de Mexico SA (ADR)                             94,500
                                                                    ---------------
                                                                          3,403,127
-------------------------------------------------------------------------------------
Peru  4.5%
      25,800   Compania de Minas Buenaventura SA (Series B
                Shares) (ADR)                                               388,612

    See Notes to Financial Statements                                      7

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Portfolio of Investments as of May 31, 2000 Cont'd.

Shares         Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
United Kingdom  1.8%
      30,600   Antofagasta PLC                                      $       154,467
-------------------------------------------------------------------------------------
Venezuela  1.8%
       5,300   Compania Anonima Nacional Telefonos de Venezuela
                (ADR)                                                       150,719
                                                                    ---------------
               Total common stocks (cost $6,396,201)                      5,853,059
                                                                    ---------------
PREFERRED STOCKS  21.0%
-------------------------------------------------------------------------------------
Brazil  21.0%
      14,300   Companhia Vale Do Rio Doce (ADR)                             364,650
      11,400   Embratel Participacoes SA (ADR)                              238,688
  28,800,000   Gerdau SA(a)                                                 327,833
  18,750,000   Sider De Tubarao(a)                                          242,865
      16,261   Tele Norte Leste Participacoes SA(a)                         319,122
       2,700   Telecomunicacoes Brasileiras SA(a) (ADR)                     312,525
                                                                    ---------------
               Total preferred stocks (cost $1,650,082)                   1,805,683
                                                                    ---------------
WARRANTS(a)  0.1%
-------------------------------------------------------------------------------------
United States
               Apex Silver Minnes Limited(a)
       4,500   Warrants expiring November 2002                                9,000
                                                                    ---------------
               Total long-term investments (cost $8,046,283)              7,667,742
                                                                    ---------------
SHORT-TERM INVESTMENTS  10.7%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreements  10.7%
-------------------------------------------------------------------------------------
United States
         923   Joint Repurchase Agreement Account,
                6.307%, 6/01/00 (cost $923,000; Note 5)                     923,000
                                                                    ---------------
               Total Investments  99.9%
                (cost $8,969,283)                                         8,590,742
               Other assets in excess of liabilities  0.1%                    5,593
                                                                    ---------------
               Net Assets  100%                                     $     8,596,335
                                                                    ---------------
                                                                    ---------------

    8                                      See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Portfolio of Investments as of May 31, 2000 Cont'd.

--------------------------------------------------------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2000 was as follows:

Telecommunications...................................................  16.8%
Mining...............................................................  14.5
Steel & Metals.......................................................  12.2
Metals - Non Ferrous.................................................   9.0
Paper & Packaging....................................................   6.2
Banking..............................................................   5.0
Beverages............................................................   5.0
Forest & Paper.......................................................   4.2
Media & Agencies.....................................................   3.5
Manufacturing........................................................   2.8
Engineering..........................................................   2.6
Chemicals............................................................   2.6
Retail...............................................................   2.1
Publishing, Broadcasting & Advertising...............................   1.4
Utilities............................................................   1.3
Short-term investment................................................  10.7
                                                                      -----
                                                                      99.9%
Other assets in excess of liabilities................................  0.1
                                                                      -----
                                                                     100.0%
                                                                     -----
                                                                     -----

    See Notes to Financial Statements                                      9

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Statement of Assets and Liabilities

                                                                     May 31, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, excluding repurchase agreement at value (cost
$8,046,283)                                                           $7,667,742
Repurchase agreement, at value (cost $923,000)                           923,000
Foreign currency, at value (cost $25,368)                                 25,340
Cash                                                                         656
Dividends and interest receivable                                         56,271
Receivable for Fund shares sold                                           19,532
Deferred expenses and other assets                                        32,999
Receivable due from manager                                                9,185
                                                                     ------------
      Total assets                                                     8,734,725
                                                                     ------------
LIABILITIES
Accrued expenses                                                          71,551
Payable for investments purchased                                         51,841
Payable for shares repurchased                                            10,019
Withholding taxes payable                                                  4,606
Distribution fee payable                                                     373
                                                                     ------------
      Total liabilities                                                  138,390
                                                                     ------------
NET ASSETS                                                            $8,596,335
                                                                     ------------
                                                                     ------------
Net assets were comprised of:
   Shares of beneficial interest, at par                              $      684
   Paid-in capital in excess of par                                    6,990,343
                                                                     ------------
                                                                       6,991,027
   Accumulated net investment loss                                        (5,365)
   Accumulated net realized gain on investments and foreign
      currency transactions                                            1,989,452
   Net unrealized appreciation on investments and foreign
      currencies                                                        (378,779)
                                                                     ------------
Net assets, May 31, 2000                                              $8,596,335
                                                                     ------------
                                                                     ------------

    10                                     See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Statement of Assets and Liabilities Cont'd.

                                                                     May 31, 2000
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($705,807 /
      56,238 shares of beneficial interest issued and
      outstanding)                                                        $12.55
   Maximum sales charge (5% of offering price)                               .66
                                                                     ------------
   Maximum offering price to public                                       $13.21
                                                                     ------------
                                                                     ------------
Class B:
   Net asset value, offering price and redemption price per
      share ($1,065,232 / 85,998 shares of beneficial interest
      issued and outstanding)                                             $12.39
                                                                     ------------
                                                                     ------------
Class C:
   Net asset value and redemption price per share ($240,823 /
      19,443 shares of beneficial interest issued and
      outstanding)                                                        $12.39
   Sales charge (1% of offering price)                                       .13
                                                                     ------------
   Offering price to public                                               $12.52
                                                                     ------------
                                                                     ------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($6,584,473 / 522,325 shares of beneficial interest
      issued and outstanding)                                             $12.61
                                                                     ------------
                                                                     ------------

    See Notes to Financial Statements                                     11

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Statement of Operations

                                                                         Year
                                                                        Ended
                                                                     May 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $20,246)            $  173,653
   Interest                                                               24,387
                                                                     ------------
      Total income                                                       198,040
                                                                     ------------
Expenses
   Management fee                                                         85,368
   Distribution fee--Class A                                                 892
   Distribution fee--Class B                                               4,834
   Distribution fee--Class C                                               1,184
   Custodian's fees and expenses                                         142,000
   Audit fees                                                             35,000
   Registration fees                                                      29,000
   Reports to shareholders                                                15,000
   Amortization of organizational expenses                                 9,011
   Legal fees and expenses                                                 7,000
   Trustees' fees                                                          7,000
   Transfer agent's fees and expenses                                      4,000
   Miscellaneous                                                           1,659
                                                                     ------------
      Total expenses                                                     341,948
   Less: Expense subsidy                                                (199,892)
                                                                     ------------
    Net expense                                                          142,056
                                                                     ------------
Net investment income                                                     55,984
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                             2,667,445
   Foreign currency transactions                                         (25,951)
                                                                     ------------
                                                                       2,641,494
                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                          (971,595)
   Foreign currencies                                                       (208)
                                                                     ------------
                                                                        (971,803)
                                                                     ------------
Net gain on investments and foreign currencies                         1,669,691
                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $1,725,675
                                                                     ------------
                                                                     ------------

    12                                     See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Statement of Changes in Net Assets

                                                     Year          June 26, 1998(a)
                                                    Ended              Through
                                                 May 31, 2000        May 31, 1999
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income (loss)                  $     55,984         $ (204,372)
   Net realized gain (loss) on investment and
      foreign currency transactions                 2,641,494           (727,281)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currencies                             (971,803)           593,024
                                                --------------    ------------------
   Net increase (decrease) in net assets
      resulting from operations                     1,725,675           (338,629)
                                                --------------    ------------------
Fund share transactions (Note 6)
   Net proceeds from shares sold                    2,999,939          5,502,477
   Cost of shares redeemed                         (1,162,029)          (181,098)
                                                --------------    ------------------
   Net increase in net assets from Series
      share transactions                            1,837,910          5,321,379
                                                --------------    ------------------
Total increase                                      3,563,585          4,982,750
NET ASSETS
Beginning of period                                 5,032,750             50,000
                                                --------------    ------------------
End of period                                    $  8,596,335         $5,032,750
                                                --------------    ------------------
                                                --------------    ------------------

------------------------------
(a) Commencement of investment operations.
    See Notes to Financial Statements                                     13

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Notes to Financial Statements
      Prudential Developing Markets Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company presently consisting of two series: Prudential Developing Markets Equity Fund and Prudential Latin America Equity Fund (the 'Series'). The Fund was organized as a business trust in Delaware on October 24, 1997. The Series had no significant operations other than the issuance of 1,250 shares each of Class A, Class B, Class C and Class Z shares of beneficial interest for $50,000 on June 16, 1998 to Prudential Investments Fund Management LLC ('PIFM'). Prudential Latin America Equity Fund commenced investment operations on June 26, 1998.
      The investment objective of the Series is to achieve long-term growth of capital through investments in equity related securities of companies domiciled in or doing business principally in Latin America. 'Latin America' is defined as Mexico and all countries located in Central America and South America. Under normal circumstances, the Series intends to invest at least 65% of its total assets in such securities.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.
      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the Subadvisor, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Futures contracts and options traded on a commodities exchange or board of trade are valued at the last sales price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Trustees in consultation with the Manager or Subadvisor.
      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
    14

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Notes to Financial Statements Cont'd.
      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Series' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
      All securities are valued as of 4:15 p.m., New York time.
      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
      (i) market value of investment securities, other assets and liabilities--at the closing daily rates of exchange.
      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.
      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, net realized foreign currency gains and losses are included in the reported net realized gain (loss) on investment transactions.
      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period end exchange rates are reflected as a component of net unrealized appreciation or depreciation on foreign currencies.
      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among
                                                                          15

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Notes to Financial Statements Cont'd.
other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
      Dividends and Distributions:    The Series expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Taxes:    For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.
      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. In addition, certain countries impose taxes on capital gains realized on the sale of portfolio securities, and as such, taxes have been accrued on the unrealized gain on such securities.
      Deferred Organization Cost:    The Series incurred approximately $45,000
in connection with the organization of the Series. Organization costs are being amortized over a period of 60 months ending June 2003.
      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with the American Institute of Certified Public Accountants (AICPA) Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease accumulated net investment loss by $1,007 and increase accumulated net realized gain on investments and foreign currency transactions by $10,523, and
    16

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Notes to Financial Statements Cont'd.
decrease paid in capital in excess of par by $11,530 due to the Fund experiencing a realized foreign currency loss, nondeductible stock issuance expenses and reclass of current year net operating loss. Net investment income, net realized gain and net assets were not affected by these changes.
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly. For the period June 1, 1999 through May 23, 2000, the management fee was 1.25% of the average daily net assets of the Fund. Effective May 24, 2000, the management fee was discontinued.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the period June 1, 1999 through May 2, 2000. For the period May 3, 2000 through May 23, 2000, such expenses under the Plans were .25 of 1% of the average daily net assets of the Class A, B and C shares,
                                                                          17

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Notes to Financial Statements Cont'd.
respectively. Effective May 24, 2000, such expenses under the Plans were discontinued.
      PIMS has advised the Series that it has received approximately $2,900 and $2,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended May 31, 2000.
      PIMS has advised the Series that for the year ended May 31, 2000, it has received $3,000 in contingent deferred sales charges imposed upon redemptions by Class B shareholders. No contingent deferred sales charges were imposed upon redemptions by Class C shareholders.
      PIFM, PIC and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('The Prudential').
      PIFM agreed to reimburse the Series in order to reduce total expenses so as not to exceed 2.24%, 2.99%, 2.99% and 1.99% of the average daily net assets of the Class A, Class B, Class C and Class Z shares, respectively. For the period May 3, 2000 through May 23, 2000 expenses were limited to 2.24%, 2.24%, 2.24% and 1.99% of the average daily net assets of the Class A, Class B, Class C and Class Z shares, respectively. For the period May 24, 2000 through May 31, 2000 expenses were limited to .74% of the average daily net assets of the Class A, Class B, Class C and Class Z shares. For the year ended May 31, 2000, such reimbursements amounted to $199,892 (2.86% of average net assets; $.29 per share for Class A, B, C and Z shares).
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended May 31, 2000.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended May 31, 2000, the Series incurred fees of approximately $3,200 for the services of PMFS. As of May 31, 2000 approximately $600 of such fees were due to PMFS. Transfer agent fees and
    18

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Notes to Financial Statements Cont'd.
expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2000 were $18,353,915 and $16,666,026, respectively.
      The United States federal income tax basis of the Series' investments as of May 31, 2000 was $9,055,357 and accordingly, net unrealized depreciation on investments for federal income tax purposes was $464,615 (gross unrealized appreciation--$474,537, gross unrealized depreciation--$939,152).
      The Fund utilized its capital loss carryforward of approximately $640,159 to offset net taxable gains realized and recognized during the fiscal year ended May 31, 2000.
      The Fund has elected to treat approximately $759 of net currency losses incurred in the seven month period ended May 31, 2000 as having been incurred in the following fiscal year.
Note 5. Joint Repurchase Agreement Account
The Series along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of May 31, 2000, the Series had a .11% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Series represents $923,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:
      ABN AMRO Incorporated, 6.37%, in the principal amount of $110,000,000, repurchase price $110,019,464, due 6/1/00. The value of the collateral including accrued interest was $112,200,491.
      Bear, Stearns & Co. Inc., 6.37%, in the principal amount of $130,000,000, repurchase price $130,023,003, due 6/1/00. The value of the collateral including accrued interest was $133,856,194.
      Chase Securities Inc., 6.15%, in the principal amount of $114,985,000, repurchase price $115,004,643, due 6/1/00. The value of the collateral including accrued interest was $117,289,066.
      Credit Suisse First Boston Corp., 6.40%, in the principal amount of
                                                                          19

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Notes to Financial Statements Cont'd.
$90,000,000, repurchase price $90,016,000, due 6/1/00. The value of the collateral including accrued interest was $93,252,694.
      Salomon Smith Barney, Inc., 6.38%, in the principal amount of $220,000,000, repurchase price $220,038,989, due 6/1/00. The value of the collateral including accrued interest was $224,578,626.
      Warburg Dillon Read LLC, 6.20%, in the principal amount of $200,000,000, repurchase price $200,034,444, due 6/1/00. The value of the collateral including accrued interest was $204,004,940.
Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Of the 684,004 shares of beneficial interest issued and outstanding at May 31, 2000, Prudential owned 505,000.
      The Series has authorized an unlimited number of shares of beneficial interest at $.001 par value.
      Transactions in shares of beneficial interest were as follows:

Class A                                                           Shares       Amount
----------------------------------------------------------------  -------    ----------
Year ended May 31, 2000:
Shares sold                                                        57,739    $  734,509
Shares reacquired                                                 (15,920)     (191,410)
                                                                  -------    ----------
Net increase in shares outstanding before conversion               41,819       543,099
Shares issued upon conversion from Class B                          4,078        47,491
                                                                  -------    ----------
Net increase in shares outstanding                                 45,897    $  590,590
                                                                  -------    ----------
                                                                  -------    ----------
June 26, 1998(a) through
  May 31, 1999:
Shares sold                                                        12,779    $  119,093
Shares reacquired                                                  (3,688)      (33,811)
                                                                  -------    ----------
Net increase in shares outstanding                                  9,091    $   85,282
                                                                  -------    ----------
                                                                  -------    ----------

    20

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Notes to Financial Statements Cont'd.

Class B                                                           Shares       Amount
----------------------------------------------------------------  -------    ----------
Year ended May 31, 2000:
Shares sold                                                       112,611    $1,360,733
Shares reacquired                                                 (47,835)     (520,412)
                                                                  -------    ----------
Net increase in shares outstanding before conversion               64,776       840,321
Shares reacquired upon conversion into Class A                     (4,122)      (47,491)
                                                                  -------    ----------
Net increase in shares outstanding                                 60,654    $  792,830
                                                                  -------    ----------
                                                                  -------    ----------
June 26, 1998(a) through
  May 31, 1999:
Shares sold                                                        38,116    $  339,380
Shares reacquired                                                 (14,022)     (126,738)
                                                                  -------    ----------
Net increase in shares outstanding                                 24,094    $  212,642
                                                                  -------    ----------
                                                                  -------    ----------
Class C
----------------------------------------------------------------
Year ended May 31, 2000:
Shares sold                                                        46,444    $  496,334
Shares reacquired                                                 (28,665)     (295,907)
                                                                  -------    ----------
Net increase in shares outstanding                                 17,779    $  200,427
                                                                  -------    ----------
                                                                  -------    ----------
June 26, 1998(a) through
  May 31, 1999:
Shares sold                                                           414    $    4,264
                                                                  -------    ----------
                                                                  -------    ----------
Class Z
----------------------------------------------------------------
Year ended May 31, 2000:
Shares sold                                                        32,347    $  408,363
Shares reacquired                                                 (13,345)     (154,300)
                                                                  -------    ----------
Net increase in shares outstanding                                 19,002    $  254,063
                                                                  -------    ----------
June 26, 1998(a) through
  May 31, 1999:
Shares sold                                                       504,850    $5,039,740
Shares reacquired                                                  (2,777)      (20,549)
                                                                  -------    ----------
Net increase in shares outstanding                                502,073    $5,019,191
                                                                  -------    ----------
                                                                  -------    ----------

------------------------------
(a) Commencement of investment operations.
Note 7. Fund Liquidation
On May 23, 2000, the Board of Trustees decided it was in the shareholders' best interests to liquidate the Series as soon as practicable and no later than July 28, 2000. The Series suspended the sale of shares to new accounts on May 4, 2000. Shares of the Series may no longer be purchased by any existing shareholder accounts. The current exchange privilege of obtaining shares of other Prudential mutual funds and the current redemption rights are still in effect.
                                                                          21

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Financial Highlights

                                                                Class A
                                                 -------------------------------------
                                                                      June 26, 1998(a)
                                                   Year Ended             Through
                                                 May 31, 2000(d)      May 31, 1999(d)
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  9.30               $10.00
                                                     -------              -------
Income from investment operations:
Net investment income (loss)                             .16(e)              (.20)
Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                         3.09                 (.50)
                                                     -------              -------
   Total from investment operations                     3.25                 (.70)
                                                     -------              -------
Net asset value, end of period                       $ 12.55               $ 9.30
                                                     -------              -------
                                                     -------              -------
TOTAL RETURN(b)                                        34.95%               (7.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $   706               $   96
Average net assets (000)                             $   371               $   36
Ratios to average net assets:
   Expenses, including distribution and
      service (12B-1) fees                              2.17%(e)             8.72%(c)
   Expenses, excluding distribution and
      service (12B-1) fees                              1.93%(e)             8.47%(c)
   Net investment income (loss)                         1.24%(e)            (2.61)%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                               266%                 448%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Net of expense subsidy.
    22                                     See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Financial Highlights Cont'd.

                                                                Class B
                                                 -------------------------------------
                                                                      June 26, 1998(a)
                                                   Year Ended             Through
                                                 May 31, 2000(d)      May 31, 1999(d)
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  9.23               $10.00
                                                     -------              -------
Income from investment operations:
Net investment income (loss)                             .07(e)              (.29)
Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                         3.09                 (.48)
                                                     -------              -------
   Total from investment operations                     3.16                 (.77)
                                                     -------              -------
Net asset value, end of period                       $ 12.39               $ 9.23
                                                     -------              -------
                                                     -------              -------
TOTAL RETURN(b)                                        34.13%               (7.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $ 1,065               $  234
Average net assets (000)                             $   551               $   68
Ratios to average net assets:
   Expenses, including distribution and
      service (12B-1) fees                              2.87%(e)             9.47%(c)
   Expenses, excluding distribution and
      service (12B-1) fees                              1.93%(e)             8.47%(c)
   Net investment income (loss)                         0.58%(e)            (3.95)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Net of expense subsidy.
    See Notes to Financial Statements                                     23

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Financial Highlights Cont'd.

                                                                Class C
                                                 -------------------------------------
                                                                      June 26, 1998(a)
                                                   Year Ended             Through
                                                 May 31, 2000(d)      May 31, 1999(d)
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  9.23               $10.00
                                                     -------              -------
Income from investment operations:
Net investment income (loss)                             .08(e)              (.46)
Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                         3.08                 (.31)
                                                     -------              -------
   Total from investment operations                     3.16                 (.77)
                                                     -------              -------
Net asset value, end of period                       $ 12.39               $ 9.23
                                                     -------              -------
                                                     -------              -------
TOTAL RETURN(b)                                        34.13%               (7.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $   241               $   15
Average net assets (000)                             $   134               $   11
Ratios to average net assets:
   Expenses, including distribution and
      service (12B-1) fees                              2.87%(e)             9.47%(c)
   Expenses, excluding distribution and
      service (12B-1) fees                              1.93%(e)             8.47%(c)
   Net investment income (loss)                         0.65%(e)            (6.07)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Net of expense subsidy.
    24                                     See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Financial Highlights Cont'd.

                                                                Class Z
                                                 -------------------------------------
                                                                      June 26, 1998(a)
                                                   Year Ended             Through
                                                 May 31, 2000(d)      May 31, 1999(d)
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                 $  9.31               $10.00
                                                     -------              -------
Income from investment operations:
Net investment income (loss)                             .09(e)              (.40)
Net realized and unrealized gain (loss) on
   investments and foreign currency
   transactions                                         3.21                 (.29)
                                                     -------              -------
   Total from investment operations                     3.30                 (.69)
                                                     -------              -------
Net asset value, end of period                       $ 12.61               $ 9.31
                                                     -------              -------
                                                     -------              -------
TOTAL RETURN(b)                                        35.34%               (6.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                      $ 6,584               $4,687
Average net assets (000)                             $ 5,953               $4,207
Ratios to average net assets:
   Expenses, including distribution and
      service (12B-1) fees                              1.93%(e)             8.47%(c)
   Expenses, excluding distribution and
      service (12B-1) fees                              1.93%(e)             8.47%(c)
   Net investment income (loss)                         0.79%(e)            (5.16)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Net of expense subsidy.
    See Notes to Financial Statements                                     25

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Report of Independent Accountants
To the Shareholders and Board of Trustees of Prudential Developing Markets Fund--
Prudential Latin America Equity Fund
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Developing Markets Fund--Prudential Latin America Equity Fund (the 'Fund') at May 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 26, 1998 (commencement of operations) through May 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
As disclosed in Note 7, on May 23, 2000, the Board of Trustees elected to liquidate the Fund as soon as practicable and no later than July 28, 2000.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
July 20, 2000
    26

       Prudential Developing Markets Fund
       Prudential Latin America Equity Fund
             Federal Income Tax Information
      The Series has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a federal income tax return will be entitled to a foreign tax credit, or an itemized deduction in computing their U.S. income tax liability. It is generally more advantageous to claim rather than take a deduction. For the fiscal year ended May 31, 2000 the Series intends on passing through $.026 per share of ordinary income distributions as a foreign tax credit. We wish to advise you that the corporate dividends received deduction for the Series is zero.
      For the purpose of preparing your annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099-DIV or substitute 1099-DIV.
    See Notes to Financial Statements                                     27

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Portfolio of Investments as of May 31, 2000

Shares         Description                                         Value (Note 1)
-----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  82.3%
Common Stocks  75.3%
-------------------------------------------------------------------------------------
Brazil  5.3%
      22,600   Aracruz Celulose SA (ADR)                           $        378,550
      20,800   Companhia Cervejaria Brahma (ADR)                            301,600
      10,200   Companhia Vale do Rio Doce                                   229,528
       5,900   Enersis SA (ADR)(a)                                          126,481
   8,900,000   Sider Nacional Cia                                           293,085
      12,700   Votorantim Celulose E Papel SA (ADR)(a)                      201,612
                                                                   ----------------
                                                                          1,530,856
-------------------------------------------------------------------------------------
Chile  2.1%
      42,700   Antofagasta Holdings PLC                                     215,546
       8,600   Compania de Telecomunicaciones de Chile (ADR)                169,850
      10,200   Sociedad Quimica y Minera de Chile SA (Series B
                shares) (ADR)                                               231,413
                                                                   ----------------
                                                                            616,809
-------------------------------------------------------------------------------------
Greece  3.9%
       5,550   Alpha Bank SA                                                236,434
      51,600   Hellenic Telecommunications Organization SA (ADR)            622,425
       5,600   National Bank of Greece SA                                   264,294
                                                                   ----------------
                                                                          1,123,153
-------------------------------------------------------------------------------------
Hungary  1.2%
       3,000   Gedeon Richter Rt.                                           176,321
       4,800   Matav Rt. (ADR)                                              163,800
                                                                   ----------------
                                                                            340,121
-------------------------------------------------------------------------------------
India  3.8%
         270   Infosys Technologies, Ltd.                                    42,340
       1,320   Infosys Technologies, Ltd. (ADR)(a)                          202,620
      14,440   Larsen & Toubro, Ltd. (GDR)                                  132,126
      13,600   Ranbaxy Laboratories, Ltd. (GDR)(a)                          225,488
       9,400   Reliance Industries, Ltd. (GDR)(a)                           230,112
       5,200   Satyam Infoway Ltd. (ADR)(a)                                 107,900

    8                                      See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Portfolio of Investments as of May 31, 2000 Cont'd.

Shares         Description                                         Value (Note 1)
-----------------------------------------------------------------------------------------
      10,100   SSI, Ltd. (GDR)                                     $         70,700
       4,600   Videsh Sanchar Nigam, Ltd. (GDR)(a)                           71,898
                                                                   ----------------
                                                                          1,083,184
-------------------------------------------------------------------------------------
Indonesia  0.3%
      51,500   PT Indofood Sukses Makmur Tbk                                 25,675
       8,000   PT Indosat (Persero) Tbk                                       8,673
     126,500   PT Ramayana Lestari Sentosa Tbk                               65,633
                                                                   ----------------
                                                                             99,981
-------------------------------------------------------------------------------------
Italy  1.5%
      28,100   Compania De Minas Buenaventura (Series B shares)
                (ADR)                                                       423,256
-------------------------------------------------------------------------------------
Mexico  11.5%
      10,900   Cemex SA de CV (ADR)                                         230,944
       9,900   Coca Cola Femsa SA (ADR)                                     150,356
     217,400   Control Comerc Mexicana                                      189,830
     862,000   Grupo Financiero Bancomera SA de CV                          442,540
      94,000   Grupo Mexico (Series B shares)                               320,404
      12,000   Grupo Radio Centro SA de CV (ADR)                            132,000
       5,500   Grupo Televisa SA (ADR)                                      306,281
     174,200   Industrias Penoles                                           385,767
     114,700   Kimberly-Clark de Mexico SA(a)                               355,968
       5,100   Telefonos de Mexico SA (ADR) (Class L shares)                248,306
      40,100   Tubos de Acero de Mexico SA (ADR)                            531,887
                                                                   ----------------
                                                                          3,294,283
-------------------------------------------------------------------------------------
The Philippines  0.2%
     275,400   Ayala Land, Inc.                                              31,640
      20,000   Bank of The Philippine Islands                                38,218
                                                                   ----------------
                                                                             69,858
-------------------------------------------------------------------------------------
Russia  6.8%
       8,600   LUKoil Holding (ADR)                                         470,850
     100,400   Norilsk Nickel(a)                                            908,620
      40,000   Surgutneftegaz (ADR)                                         570,000
                                                                   ----------------
                                                                          1,949,470

    See Notes to Financial Statements                                      9

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Portfolio of Investments as of May 31, 2000 Cont'd.

Shares         Description                                         Value (Note 1)
-----------------------------------------------------------------------------------------
South Africa  12.8%
     265,700   Billiton PLC(a)                                     $        903,442
      16,500   Gold Fields, Ltd. (ADR)                                       64,969
     264,100   Gold Fields, Ltd.                                            956,877
       8,100   Harmony Gold Mining Co., Ltd. (ADR)                           39,741
      84,400   Harmony Gold Mining Co., Ltd.                                412,581
      17,300   Impala Platinum Holdings, Ltd.                               579,548
      95,400   Sappi, Ltd.                                                  713,245
                                                                   ----------------
                                                                          3,670,403
-------------------------------------------------------------------------------------
South Korea  12.2%
      81,000   Alfa Capital SA (Series A shares)(a)                         221,130
      24,400   Hyundai Electronics Industries Co.                           380,203
       2,475   Jusung Engineering Co., Ltd.(a)                               60,697
      11,690   L.G. Chemical, Ltd.                                          227,694
       1,100   L.G. Home Shopping, Inc.                                      93,298
       1,300   L.G. Information & Communication, Ltd.                        75,733
       5,100   Medidas Co., Ltd.                                             51,248
      14,890   Samsung Corporation                                          119,304
       9,380   Samsung Electro-Mechanics Co., Ltd.                          589,624
       3,894   Samsung Electronics (GDR)                                  1,061,843
       5,600   Shinhan Bank                                                  41,895
       1,700   SK Telecom Co., Ltd.                                         579,460
                                                                   ----------------
                                                                          3,502,129
-------------------------------------------------------------------------------------
Taiwan  11.0%
      21,900   Acer, Inc. (GDR)(a)                                          221,847
      24,070   Advanced Semiconductor Engineering, Inc. (GDR)(a)            393,544
      14,000   Ambit Microsystems Corp.                                     138,137
      41,852   Asustek Computer, Inc. (GDR)                                 507,665
      73,912   Compal Electronics, Inc.                                     176,324
      18,000   Compeq Manufacturing Co., Ltd.                               106,329
     126,000   Far Eastern Textile, Ltd.                                    204,479
       8,000   Hon Hai Precision Industry Co., Ltd. (GDR)(a)                182,000
      10,200   Macronix International Co., Ltd. (ADR)(a)                    326,400

    10                                     See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Portfolio of Investments as of May 31, 2000 Cont'd.

Shares         Description                                         Value (Note 1)
-----------------------------------------------------------------------------------------
     532,800   Taishin International Bank                          $        352,779
      28,019   Taiwan Semiconductor Manufacturing Co., Ltd.(a)              142,778
       2,944   Taiwan Semiconductor Manufacturing Co., Ltd.
                (ADR)(a)                                                    103,960
     102,000   United Microelectronics Corp., Ltd.                          309,542
                                                                   ----------------
                                                                          3,165,784
-------------------------------------------------------------------------------------
Thailand  1.6%
      16,700   Advanced Info Service PLC                                    191,832
      30,500   BEC World Public Co., Ltd.                                   186,854
      17,500   PTT Exploration & Production Co., Ltd.                        83,535
                                                                   ----------------
                                                                            462,221
-------------------------------------------------------------------------------------
Turkey  0.5%
      48,590   Haci Omer Sabanci Holdings SA (ADR)                          153,059
-------------------------------------------------------------------------------------
Venezuela  0.6%
       5,600   Compania Anonima Nacional Telefonos de Venezuela
                (Class D shares) (ADR)                                      159,250
                                                                   ----------------
               Total common stocks (cost $22,013,137)                    21,643,817
                                                                   ----------------
-------------------------------------------------------------------------------------
Preferred Stocks(a)  7.0%
-------------------------------------------------------------------------------------
Brazil  6.5%
      15,100   Companhia Vale do Rio Doce (ADR)                             385,050
      11,800   Embratel Participacoes SA (ADR)                              247,063
  30,000,000   Gerdau SA                                                    341,493
  19,650,000   Sider de Tubarao                                             254,522
      16,807   Tele Norte Leste Participacoes SA (ADR)                      329,837
       2,800   Telecomunicacoes Brasileiras SA (ADR)                        324,100
                                                                   ----------------
                                                                          1,882,065
-------------------------------------------------------------------------------------
Russia  0.5%
      10,500   Surgutneftegaz (ADR)                                         139,125
                                                                   ----------------
               Total preferred stocks (cost $1,793,178)                   2,021,190
                                                                   ----------------
Warrants(a)
-------------------------------------------------------------------------------------
Indonesia
      24,000   PT Bank Pan Indonesia Tbk,
                expiring July 2002 @ IDR650 (cost $0)                           237

    See Notes to Financial Statements                                     11

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Portfolio of Investments as of May 31, 2000 Cont'd.

Shares         Description                                         Value (Note 1)
-----------------------------------------------------------------------------------------
United States
       6,400   Apex Silver Mines, Ltd.,
                expiring November 2002 @ $18 (cost $0)             $         12,800
                                                                   ----------------
               Total warrants (cost $0)                                      13,037
                                                                   ----------------
               Total long-term investments (cost $23,806,315)            23,678,044
                                                                   ----------------
SHORT-TERM INVESTMENTS  13.5%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreements
$      3,880   Joint Repurchase Agreement Account,
                6.31%, 6/1/00 (cost $3,880,000; Note 5)                   3,880,000
                                                                   ----------------
               Total Investments  95.8% (cost $27,686,315; Note
                4)                                                       27,558,044
               Other assets in excess of liabilities 4.2%                 1,196,137
                                                                   ----------------
               Net Assets  100%                                    $     28,754,181
                                                                   ----------------
                                                                   ----------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.
GDR--Global Depository Receipt.
PLC--Public Limited Company.
    12                                     See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Portfolio of Investments as of May 31, 2000 Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of May 31, 2000 was as follows:
Telecommunications                                                        14.4%
Electronic Components                                                     11.3
Resources and Mining                                                       8.4
Steel & Metals                                                             6.9
Diversified Operations                                                     6.7
Beverages                                                                  4.6
Paper & Forest Products                                                    3.8
Computers                                                                  2.7
Chemicals                                                                  2.4
Banking                                                                    2.3
Media                                                                      2.2
Diversified Resources                                                      2.1
Oil & Gas Exploration/Production                                           2.0
Paper & Packaging                                                          1.9
Gold Mines                                                                 1.7
Oil & Gas Production & Refining                                            1.6
Finance                                                                    1.5
Pharmaceuticals                                                            1.4
Retail                                                                     1.2
Computer Software & Services                                               1.1
Oil & Gas Services                                                         0.8
Textiles                                                                   0.7
Utilities                                                                  0.4
Real Estate-Development                                                    0.1
Food Processing                                                            0.1
Short-term investment                                                     13.5
                                                                         -----
                                                                          95.8%
Other assets in excess of liabilities                                      4.2
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     13

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Statement of Assets and Liabilities

                                                                     May 31, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments excluding repurchase agreement, at value (cost
   $23,806,315)                                                      $23,678,044
Repurchase agreement, at value (cost $3,880,000)                       3,880,000
Foreign currency, at value (cost $115,715)                               114,710
Cash                                                                         420
Receivable for investments sold                                        1,104,101
Dividends and interest receivable                                         76,988
Deferred organization costs and other assets                              71,541
Receivable for Series shares sold                                         10,616
                                                                     ------------
      Total assets                                                    28,936,420
                                                                     ------------
LIABILITIES
Accrued expenses                                                          92,210
Payable for investments purchased                                         49,445
Payable for Series shares reaquired                                       17,242
Withholding tax payable                                                   13,763
Management fee payable                                                     9,049
Distribution fee payable                                                     530
                                                                     ------------
      Total liabilities                                                  182,239
                                                                     ------------
NET ASSETS                                                           $28,754,181
                                                                     ------------
                                                                     ------------
Net assets were comprised of:
   Shares of beneficial interest, at par                             $     2,272
   Paid-in capital in excess of par                                   23,528,995
                                                                     ------------
                                                                      23,531,267
   Undistributed net investment income                                   115,487
   Accumulated net realized gain on investments                        5,242,735
   Net unrealized depreciation on investments and foreign
      currencies                                                        (135,308 )
                                                                     ------------
Net assets, May 31, 2000                                             $28,754,181
                                                                     ------------
                                                                     ------------

    14                                     See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Statement of Assets and Liabilities Cont'd.

                                                                     May 31, 2000
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($932,011 / 73,812 shares of beneficial interest issued
      and outstanding)                                                    $12.63
   Maximum sales charge (5% of offering price)                               .66
                                                                     ------------
   Maximum offering price to public                                       $13.29
                                                                     ------------
                                                                     ------------
Class B:
   Net asset value, offering price and redemption price per
      share ($1,508,131 / 121,191 shares of beneficial interest
      issued and outstanding)                                             $12.44
                                                                     ------------
                                                                     ------------
Class C:
   Net asset value and redemption price per share ($238,750 /
      19,186 shares of beneficial interest issued and
      outstanding)                                                        $12.44
   Sales charge (1% of offering price)                                       .13
                                                                     ------------
   Offering price to public                                               $12.57
                                                                     ------------
                                                                     ------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($26,075,289 / 2,058,003 shares of beneficial
      interest issued and outstanding)                                    $12.67
                                                                     ------------
                                                                     ------------

    See Notes to Financial Statements                                     15

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Statement of Operations

                                                                         Year
                                                                        Ended
                                                                     May 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $45,297)           $   630,492
   Interest                                                               94,223
                                                                     ------------
      Total income                                                       724,715
                                                                     ------------
Expenses
   Management fee                                                        337,210
   Distribution fee--Class A                                               1,254
   Distribution fee--Class B                                               6,408
   Distribution fee--Class C                                               1,889
   Custodian's fees and expenses                                         200,000
   Registration fees                                                      38,000
   Audit fees                                                             35,000
   Reports to shareholders                                                30,000
   Legal fees and expenses                                                20,000
   Amortization of organization expenses                                  17,576
   Trustees' fees and expenses                                             7,000
   Transfer agent's fees and expenses                                      4,500
   Miscellaneous                                                           1,993
                                                                     ------------
      Total expenses                                                     700,830
   Less: Expense subsidy (Note 2)                                       (148,097 )
                                                                     ------------
    Net expenses                                                         552,733
                                                                     ------------
Net investment income                                                    171,982
                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain on:
   Investment transactions                                             7,613,029
   Foreign currency transactions                                           1,813
                                                                     ------------
                                                                       7,614,842
                                                                     ------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                        (2,574,437 )
   Foreign currencies                                                     (9,380 )
                                                                     ------------
                                                                      (2,583,817 )
                                                                     ------------
   Net gain on investments and foreign currencies                      5,031,025
                                                                     ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 5,203,007
                                                                     ------------
                                                                     ------------

    16                                     See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Statement of Changes in Net Assets

                                                        Year        June 26, 1998(b)
                                                       Ended            Through
                                                    May 31, 2000      May 31, 1999
------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment income                            $   171,982       $    (65,589)
   Net realized gain (loss) on investment and
      foreign currency transactions                   7,614,842         (2,001,654)
   Net change in unrealized
      appreciation/depreciation of investments
      and foreign currencies                         (2,583,817 )        2,448,509
                                                    ------------    ----------------
   Net increase in net assets resulting from
      operations                                      5,203,007            381,266
                                                    ------------    ----------------
Distributions from net realized gains (Note 1)
   Class A                                               (7,875 )               --
   Class B                                              (10,397 )               --
   Class C                                               (4,173 )               --
   Class Z                                             (450,798 )               --
                                                    ------------    ----------------
                                                       (473,243 )               --
                                                    ------------    ----------------
Series share transactions (Note 6)
   Net proceeds from shares sold                      4,779,655         20,346,784
   Net asset value of shares issued in in
      reinvestment of distributions                     472,061                 --
   Cost of shares reacquired                         (1,870,975 )         (134,374)
                                                    ------------    ----------------
   Net increase in net assets from Series share
      transactions                                    3,380,741         20,212,410
                                                    ------------    ----------------
Total increase                                        8,110,505         20,593,676
NET ASSETS
Beginning of period                                  20,643,676             50,000
                                                    ------------    ----------------
End of period(a)                                    $28,754,181       $ 20,643,676
                                                    ------------    ----------------
                                                    ------------    ----------------
------------------------------
(a) Includes undistributed net investment income
   of                                               $   115,487       $         --
                                                    ------------    ----------------
(b) Commencement of investment operations.

    See Notes to Financial Statements                                     17

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Notes to Financial Statements
      Prudential Developing Markets Fund (the 'Fund') is registered under the Investment Company Act of 1940, as an open-end, diversified management investment company presently consisting of two series: Prudential Developing Markets Equity Fund (the 'Series') and Prudential Latin America Equity Fund. The Fund was organized as a business trust in Delaware on October 24, 1997. The Series had no significant operations other than the issuance of 1,250 shares each of Class A, Class B, Class C and Class Z shares of beneficial interest for $50,000 on June 16, 1998 to Prudential Investments Fund Management LLC ('PIFM'). The Series commenced investment operations on June 26, 1998.
      The investment objective of the Series is to achieve long-term growth of capital through investment in equity related securities of companies whose principal activities are in developing markets throughout the world. Under normal circumstances, the Series intends to invest at least 65% of its total assets in such securities.
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.
      Security Valuation:    Securities listed on a securities exchange are
valued at the last sales price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager, in consultation with the Subadvisor, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Privately placed securities including equity securities for which market prices may be obtained from primary dealers shall be valued at the bid prices provided by such primary dealers. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Trustees in consultation with the Manager or Subadvisor.
      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Series' policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are
    18

       Prudential Developing Markets Fund       Prudential Developing Markets
Equity Fund
             Notes to Financial Statements Cont'd.
commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.
      All securities are valued as of 4:15 p.m., New York time.
      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
      (i) market value of investment securities, other assets and liabilities - at the closing daily rates of exchange.
      (ii) purchases and sales of investment securities, income and expenses - at the rate of exchange prevailing on the respective dates of such transactions.
      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal year. Accordingly, net realized foreign currency gains (losses) are included in the reported net realized gain (loss) on investment transactions.
      Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Series' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.
      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.
      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis.
                                                                          19

       Prudential Developing Markets Fund       Prudential Developing Markets
Equity Fund
             Notes to Financial Statements Cont'd.
Expenses are recorded on the accrual basis which may require the use of certain estimates by management.
      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
      Dividends and Distributions:    The Series expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.
      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
      Taxes:    For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the intent of the Series to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.
      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. In addition, certain countries impose taxes on capital gains realized on the sale of portfolio securities, and as such, taxes have been accrued on the unrealized gain on such securities.
      Deferred Organization Cost:    The Series incurred approximately $62,000
in connection with the organization of the Series. Organization costs are being amortized over a period of 60 months ending June 2003.
      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with the American Institute of Certified Public Accountants' Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to increase undistributed net investment income by $65,280 and decrease accumulated net realized gain on investments by $25,094 and decrease paid-in capital in excess of par by $40,186 due to nondeductible expenses and foreign withholding taxes. Net investment income, net realized gains and net assets were not affected by these changes.
Note 2. Agreements
The Fund has a management agreement with PIFM. Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the
    20

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Notes to Financial Statements Cont'd.
subadvisor's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'), PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the services of the subadvisor, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
      The management fee paid PIFM is computed daily and payable monthly. For the period June 1, 1999 through May 23, 2000, the management fee was 1.25% of the average daily net assets of the Fund. Effective May 24, 2000, the management fee was discontinued.
      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.
      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the period June 1, 1999 through May 2, 2000. For the period May 3, 2000 through May 23, 2000, such expenses under the Plans were .25 of 1% of the average daily net assets of the Class A, B and C shares, respectively. Effective May 24, 2000, such expenses under the Plans were discontinued.
      PIMS has advised the Series that for the year ended May 31, 2000, it received approximately $20,200 and $2,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively. From these fees, PIMS paid such sales
                                                                          21

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Notes to Financial Statements Cont'd.
charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.
      PIMS has advised the Series that for the year ended May 31, 2000, it received approximately $2,500 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.
      PIMS, PIFM and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America.
      PIFM agreed to reimburse the Series in order to reduce total expenses. For the period June 1, 1999 through May 2, 2000 expenses were limited to 2.24%, 2.99%, 2.99% and 1.99% of the average daily net assets of the Class A, Class B, Class C and Class Z shares, respectively. For the period May 3, 2000 through May 23, 2000 expenses were limited to 2.24%, 2.24% 2.24% and 1.99% of the average daily net assets of the Class A, Class B, Class C and Class Z shares, respectively. For the period May 24, 2000 through May 31, 2000 expenses were limited to .74% of the average daily net assets of the Class A, Class B, Class C and Class Z shares. For the year ended May 31, 2000, such reimbursements amounted to $148,097 (.54% of average net assets; $.065 per share for Class A, B, C and Z shares).
      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended May 31, 2000.
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended May 31, 2000, the Series incurred fees of approximately $3,700 for the services of PMFS. As of May 31, 2000 approximately $700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.
    22

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Notes to Financial Statements Cont'd.
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the Series, excluding short-term investments, for the year ended May 31, 2000 were $54,415,533 and $54,384,716, respectively.
      The United States federal income tax basis of the Series' investments as of May 31, 2000 was $27,817,391 and accordingly, net unrealized depreciation on investments for federal income tax purposes was $259,347 (gross unrealized appreciation--$2,718,342, gross unrealized depreciation--$2,977,689).
      For federal income tax purposes, the Series utilized its capital loss carryforward of approximately $1,837,800 to partially offset the Series' net taxable gains realized and recognized in the year ended May 31, 2000. In addition, the Series is electing to treat net currency losses of approximately $9,700 incurred in the seven-month period ended May 31, 2000 as having been incurred in the following fiscal year.
Note 5. Joint Repurchase Agreement Account
The Series, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of May 31, 2000, the Series had a .45% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Series represents $3,880,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:
      ABN AMRO Incorporated, 6.37%, in the principal amount of $110,000,000, repurchase price $110,019,464, due 6/1/00. The value of the collateral including accrued interest was $112,200,491.
      Bear, Stearns & Co. Inc., 6.37%, in the principal amount of $130,000,000, repurchase price $130,023,003, due 6/1/00. The value of the collateral including accrued interest was $133,856,194.
      Chase Securities Inc., 6.15%, in the principal amount of $114,985,000, repurchase price $115,004,643, due 6/1/00. The value of the collateral including accrued interest was $117,289,066.
      Credit Suisse First Boston Corp., 6.40%, in the principal amount of $90,000,000, repurchase price $90,016,000, due 6/1/00. The value of the collateral including accrued interest was $93,252,694.
      Salomon Smith Barney, Inc., 6.38%, in the principal amount of $220,000,000, repurchase price $220,038,989, due 6/1/00. The value of the collateral including accrued interest was $224,578,626.
      Warburg Dillon Read LLC, 6.20%, in the principal amount of $200,000,000,
                                                                          23

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Notes to Financial Statements Cont'd.
repurchase price $200,034,444, due 6/1/00. The value of the collateral including accrued interest was $204,004,940.
Note 6. Capital
The Series offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Of the 2,272,192 shares of beneficial interest issued and outstanding at May 31, 2000, Prudential owned 2,033,235 Class Z shares.
      The Series has authorized an unlimited number of shares of beneficial interest at $.001 par value.
      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares        Amount
-------------------------------------------------------------  ---------    -----------
Year ended May 31, 2000:
Shares sold                                                      145,941    $ 1,984,447
Shares issued in reinvestment of distributions                       560          7,551
Shares reacquired                                                (79,513)    (1,067,996)
                                                               ---------    -----------
Net increase in shares outstanding before conversion              66,988        924,002
Shares issued upon conversion from Class B                         2,755         40,906
                                                               ---------    -----------
Net increase in shares outstanding                                69,743    $   964,908
                                                               ---------    -----------
                                                               ---------    -----------
June 26, 1998(a) through May 31, 1999:
Shares sold                                                        2,819    $    25,830
                                                               ---------    -----------
                                                               ---------    -----------
Class B
-------------------------------------------------------------
Year ended May 31, 2000:
Shares sold                                                      132,417    $ 1,831,792
Shares issued in reinvestment of distributions                       757         10,105
Shares reacquired                                                (23,910)      (325,621)
                                                               ---------    -----------
Net increase in shares outstanding before conversion             109,264      1,516,276
Shares reacquired upon conversion into Class A                    (2,790)       (40,906)
                                                               ---------    -----------
Net increase in shares outstanding                               106,474    $ 1,475,370
                                                               ---------    -----------
                                                               ---------    -----------
June 26, 1998(a) through May 31, 1999:
Shares sold                                                       13,881    $   134,932
Shares reacquired                                                   (414)        (3,466)
                                                               ---------    -----------
Net increase in shares outstanding                                13,467    $   131,466
                                                               ---------    -----------
                                                               ---------    -----------
------------------------------
(a) Commencement of investment operations.

    24

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Notes to Financial Statements Cont'd.

Class C                                                         Shares        Amount
-------------------------------------------------------------  ---------    -----------
Year ended May 31, 2000:
Shares sold                                                       22,158    $   289,277
Shares issued in reinvestment of distributions                       292          3,891
Shares reacquired                                                (10,552)      (143,151)
                                                               ---------    -----------
Net increase in shares outstanding                                11,898    $   150,017
                                                               ---------    -----------
                                                               ---------    -----------
June 26, 1998(a) through May 31, 1999:
Shares sold                                                       18,225    $   183,754
Shares reacquired                                                (12,187)      (130,697)
                                                               ---------    -----------
Net increase in shares outstanding                                 6,038    $    53,057
                                                               ---------    -----------
                                                               ---------    -----------
Class Z
-------------------------------------------------------------
Year ended May 31, 2000:
Shares sold                                                       48,205    $   674,139
Shares issued in reinvestment of distributions                    33,273        450,514
Shares reacquired                                                (24,963)      (334,207)
                                                               ---------    -----------
Net increase in shares outstanding                                56,515    $   790,446
                                                               ---------    -----------
                                                               ---------    -----------
June 26, 1998(a) through May 31, 1999:
Shares sold                                                    2,000,257    $20,002,268
Shares reacquired                                                    (19)          (211)
                                                               ---------    -----------
Net increase in shares outstanding                             2,000,238    $20,002,057
                                                               ---------    -----------
                                                               ---------    -----------
------------------------------
(a) Commencement of investment operations.

Note 7. Fund Liquidation
On May 23, 2000, the Board of Trustees decided it was in the shareholders' best interests to liquidate the Series as soon as practicable and no later than July 28, 2000. The Series suspended the sale of shares to new accounts on May 4, 2000. Shares of the Series may no longer be purchased by any existing shareholder accounts. The current exchange privilege of obtaining shares of other Prudential mutual funds and the current redemption rights are still in effect.
                                                                          25

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Financial Highlights

                                                             Class A
                                                ---------------------------------
                                                    Year         June 26, 1998(c)
                                                   Ended             Through
                                                May 31, 2000       May 31, 1999
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period               $10.16             $10.00
                                                ------------         -------
Income from investment operations:
Net investment income (loss)                       .15(e)               (.05)
Net realized and unrealized gain on
   investment and foreign currency
   transactions                                      2.55                .21
                                                ------------         -------
      Total from investment operations               2.70                .16
                                                ------------         -------
Less distributions:
Distributions from net realized gains                (.23)                --
                                                ------------         -------
Net asset value, end of period                     $12.63             $10.16
                                                ------------         -------
                                                ------------         -------
TOTAL RETURN(a)                                     26.28%              1.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $  932             $   41
Average net assets (000)                           $  521             $   29
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                           2.22%(e)           3.43%(b)
   Expenses, excluding distribution and
      service (12b-1) fees                           1.97%(e)           3.18%(b)
   Net investment income (loss)                      1.07%(e)           (.55)%(b)
For Class A, B, C and Z shares:
   Portfolio turnover rate                            217%               345%

------------------------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized.
(b) Annualized.
(c) Commencement of investment operations.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Net of expense subsidy.
    26                                     See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Financial Highlights Cont'd.

                                                             Class B
                                                ---------------------------------
                                                    Year         June 26, 1998(c)
                                                   Ended             Through
                                                May 31, 2000       May 31, 1999
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period               $10.09             $10.00
                                                ------------         -------
Income from investment operations:
Net investment income (loss)                       .06(e)               (.10)
Net realized and unrealized gain on
   investment and foreign currency
   transactions                                      2.52                .19
                                                ------------         -------
      Total from investment operations               2.58                .09
                                                ------------         -------
Less distributions:
Distributions from net realized gains                (.23)                --
                                                ------------         -------
Net asset value, end of period                     $12.44             $10.09
                                                ------------         -------
                                                ------------         -------
TOTAL RETURN(a)                                     25.37%               .90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $1,508             $  148
Average net assets (000)                           $  741             $   59
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                           2.85%(e)           4.18%(b)
   Expenses, excluding distribution and
      service (12b-1) fees                           1.97%(e)           3.18%(b)
   Net investment income (loss)                       .46%(e)          (1.21)%(b)

------------------------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized.
(b) Annualized.
(c) Commencement of investment operations.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Net of expense subsidy.
    See Notes to Financial Statements                                     27

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Financial Highlights Cont'd.

                                                             Class C
                                                ---------------------------------
                                                    Year         June 26, 1998(a)
                                                   Ended             Through
                                                May 31, 2000       May 31, 1999
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period               $10.09             $10.00
                                                ------------         -------
Income from investment operations:
Net investment loss                                  (.01)(e)           (.10)
Net realized and unrealized gain on
   investment and foreign currency
   transactions                                      2.59                .19
                                                ------------         -------
      Total from investment operations               2.58                .09
                                                ------------         -------
Less distributions:
Distributions from net realized gains                (.23)                --
                                                ------------         -------
Net asset value, end of period                     $12.44             $10.09
                                                ------------         -------
                                                ------------         -------
TOTAL RETURN(a)                                     25.37%               .90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                    $  239             $   74
Average net assets (000)                           $  207             $   27
Ratios to average net assets:(b)
   Expenses, including distribution and
      service (12b-1) fees                           2.90%(e)           4.18%
   Expenses, excluding distribution and
      service (12b-1) fees                           1.97%(e)           3.18%
   Net investment loss                               (.09)%(e)         (1.21)%

------------------------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized.
(b) Annualized.
(c) Commencement of investment operations.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Net of expense subsidy.
    28                                     See Notes to Financial Statements

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Financial Highlights Cont'd.

                                                             Class Z
                                                ---------------------------------
                                                    Year         June 26, 1998(c)
                                                   Ended             Through
                                                May 31, 2000       May 31, 1999
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of period              $  10.18           $  10.00
                                                ------------         --------
Income from investment operations:
Net investment income (loss)                           .08(e)            (.03)
Net realized and unrealized gain on
   investment and foreign currency
   transactions                                       2.64                .21
                                                ------------         --------
      Total from investment operations                2.72                .18
                                                ------------         --------
Less distributions:
Distributions from net realized gains                 (.23)                --
                                                ------------         --------
Net asset value, end of period                    $  12.67           $  10.18
                                                ------------         --------       ---
                                                ------------         --------       ---
TOTAL RETURN(a)                                      26.40%              1.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                   $ 26,075           $ 20,380
Average net assets (000)                          $ 26,113           $ 18,337
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                            1.97%(e)           3.18%(b)
   Expenses, excluding distribution and
      service (12b-1) fees                            1.97%(e)           3.18%(b)
   Net investment income (loss)                        .62%(e)           (.38)%(b)

------------------------------
(a) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized.
(b) Annualized.
(c) Commencement of investment operations.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Net of expense subsidy.
    See Notes to Financial Statements                                     29

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund

             Report of Independent Accountants
The Shareholders and Board of Trustees of
Prudential Developing Markets Fund--
Prudential Developing Markets Equity Fund:
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Developing Markets Fund--Prudential Developing Markets Equity Fund (the 'Fund') at May 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period June 26, 1998 (commencement of operations) through May 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
As disclosed in Note 7, on May 23, 2000, the Board of Trustees elected to liquidate the Fund as soon as practicable and no later than July 28, 2000. PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
July 20, 2000
    30

       Prudential Developing Markets Fund
       Prudential Developing Markets Equity Fund
             Federal Income Tax Information (Unaudited)
      We are required by the Internal Revenue Code to advise you within 60 days of the Series' fiscal year-end (May 31, 2000) as to the federal tax status of dividends paid by the Series during such fiscal period. Accordingly, we are advising you that in the fiscal year-ended May 31, 2000, the Series paid dividends of $.225 per Class A, B, C and Z shares. Of these amounts, $.145 per Class A, B, C and Z shares represent distributions from long-term capital gains and are taxable as such. The remaining $.08 per Class A, B, C and Z shares represent dividends from short-term capital gains and is taxable as ordinary income.
      The Series has elected to give the benefit of foreign tax credits to its shareholders. Accordingly, shareholders who must report their gross income dividends and distributions in a federal income tax return will be entitled to a foreign tax credit, or an itemized deduction in computing their U.S. income tax liability. It is generally more advantageous to claim rather than take a deduction. For the fiscal year ended May 31, 2000 the Series intends on passing through $.029 per share of ordinary income distributions as a foreign tax credit. We wish to advise you that the corporate dividends received deduction for the Series is zero.
      For the purpose of preparing your annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099-DIV or substitute 1099-DIV.
                                                                          31